SHARE-BASED COMPENSATION (Summary of Restricted Shares Activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Grant Date Fair Value
Total fair value of vested restricted shares	$ 16,388	$ 270,601	$ 39,517
Restricted Shares [Member]
Number of Shares
Unvested, beginning balance (in shares)	44,010,208	75,739,570
Granted (in shares)	13,964,640	10,568,399
Forfeited (in shares)	(29,532,000)	(12,599,317)
Vested (in shares)	(21,772,325)	(29,698,444)
Unvested, ending balance (in shares)	6,670,523	44,010,208	75,739,570
Weighted Average Grant Date Fair Value
Unvested, beginning balance (in US dollars per share)	$ 2.3300	$ 2.5937
Granted (in US dollars per share)	0.4963	1.8971
Forfeited (in US dollars per share)	2.4733	1.9485
Vested (in US dollars per share)	1.2057	3.0103
Unvested, ending balance (in US dollars per share)	$ 1.5261	$ 2.3300	$ 2.5937
Share-based compensation expense	$ 15,683	$ 80,041	$ 46,868
Unrecognized compensation expense	$ 2,746
Unrecognized compensation expense, weighted average period for recognition (in years)	1 year 4 months 24 days